Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Short-term Borrowings [Abstract]
Short-term borrowings
Secured Short-term borrowings:	December 31, 2015	December 31, 2014
Loan Facility:
a) Revolving overdraft credit facility dated 5/6/2015	$5,356	$6,993
b) Security agreement dated 8/12/2015	80,000	110,500
c) Borrowing base facility agreement dated 9/16/2015	164,141	201,485
Total short-term borrowings	$249,497	$318,978